Accrued expenses	12 Months Ended
Dec. 31, 2024
Accrued Expenses [Abstract]
Accrued expenses

29. Accrued expenses

	2024	2023
Accrued variable consideration	24,549	19,649
Accrued personnel expenses	24,284	30,646
Accrued production expenses	12,701	26,140
Accrued logistic expenses	10,762	9,318
Accrued marketing and sales expenses	9,218	10,050
Other accrued expenses	22,205	25,535
Total	103,719	121,338